Share-Based Compensation (Schedule of Estimated Using Acceptable Option Pricing Models) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Early exercise factor (%)			150.00%
Weighted average share prices (Dollar)	$ 2.88	$ 2.43	$ 4.83
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	55.00%	51.00%	41.00%
Risk-free interest rate (%)	0.10%	0.20%	1.85%
Early exercise factor (%)	100.00%	100.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	78.00%	71.00%	53.00%
Risk-free interest rate (%)	1.50%	0.90%	2.45%
Early exercise factor (%)	150.00%	150.00%